Consolidated Statements of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenues:
Enterprise software and related maintenance services	$ 9,694	61,014	49,650	58,387
Software development services	947	5,963	23,809	17,363
Food sales and services	1,309	8,239	5,448	3,889
Total net revenues	11,950	75,216	78,907	79,639
Cost of revenues:
Enterprise software and related maintenance services				0
Software development services (including share-based compensation expense of RMB51 in 2009, RMB8 in 2010 and RMB21 in 2011)	(362)	(2,281)	(10,144)	(11,552)
Food sales and services	(1,343)	(8,452)	(6,910)	(6,308)
Total cost of revenues	(1,705)	(10,733)	(17,054)	(17,860)
Gross profit	10,245	64,483	61,853	61,779
Operating expenses:
Selling and marketing (including share-based compensation expense of RMB787 in 2009, RMB607 in 2010 and RMB347 in 2011)	(3,574)	(22,493)	(16,663)	(13,771)
General and administrative (including share-based compensation expense of RMB3,297 in 2009, RMB26,741 in 2010 and RMB4,127 in 2011)	(12,608)	(79,354)	(89,531)	(62,030)
Research and development (including share-based compensation expense of RMB332 in 2009, RMB4,354 in 2010 and RMB2,632 in 2011)	(1,754)	(11,042)	(15,695)	(17,373)
Allowance for doubtful accounts, net	1,087	6,841	(2,585)	(26,204)
Total operating expenses	(16,849)	(106,048)	(124,474)	(119,378)
Loss from operations	(6,604)	(41,565)	(62,621)	(57,599)
Interest income	305	1,922	3,686	4,274
Gain on sales of short-term investments	5,194	32,689	65,146	35,474
Change in fair value of marketable options	1,152	7,252	(18,211)	27,684
Gain (loss) on investment under cost method	(536)	(3,373)	12,153
Income from equity method investments	260	1,639
Other income	952	5,994	13,448	3,911
Income before income tax and non-controlling interest	723	4,558	13,601	13,744
Income tax expense	(167)	(1,048)	(878)	(4,100)
Income from continuing operations before non-controlling interest	556	3,510	12,723	9,644
Discontinued operations:
Loss from discontinued operations, including loss on disposal of discontinued operations of RMB nil in 2009 and RMB1,808 in 2010			(398)	(8,401)
Income tax				0
Loss from discontinued operations, net of tax			(398)	(8,401)
Net income	556	3,510	12,325	1,243
Net loss attributable to non-controlling interest	2	15		89
Net income attributable to the Company	$ 558	3,525	12,325	1,332
Income from continuing operations per share:
Basic	$ 0.01	0.09	0.35	0.28
Diluted	$ 0.01	0.09	0.34	0.28
Loss from discontinued operations per share:
Basic			(0.01)	(0.24)
Diluted			(0.01)	(0.24)
Income attributable to the Company per share:
Basic	$ 0.01	0.09	0.34	0.04
Diluted	$ 0.01	0.09	0.33	0.04
Weighted average number of shares used in computation:
Basic	37,443,657	37,443,657	35,800,428	35,100,194
Diluted	40,465,449	40,465,449	37,291,534	35,100,194